Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 267,236,336.16
Previously Paid Amount	0.00
Total Fee Amount	36,905.35
Total Offset Amount	22,150.75
Net Fee	$ 14,754.60
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A